Net loss per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (138,384)	$ (18,957)	¥ (222,776)	¥ (610,374)
Net loss (income) attributable to non-controlling interests	1,990	273	(9,677)	843
Net income attributable to redeemable non-controlling interests	(48,804)	$ (6,686)	(45,969)	(43,759)
Net loss attributable to ordinary shareholders of Baozun Inc. | ¥	¥ (185,198)		¥ (278,422)	¥ (653,290)
Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ (1.03)	$ (0.14)	¥ (1.56)	¥ (3.56)
Diluted | (per share)	(1.03)	(0.14)	(1.56)	(3.56)
Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	(3.09)	(0.42)	(4.68)	(10.69)
Diluted | (per share)	¥ (3.09)	$ (0.42)	¥ (4.68)	¥ (10.69)
Weighted average number of ordinary shares
Basic	179,678,986	179,678,986	178,549,849	183,274,855
Diluted	179,678,986	179,678,986	178,549,849	183,274,855